Gains and losses on disposal and main changes in scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Schedule of gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	2020	2019	2018
Gains (losses) on disposal of fixed assets (see Note 9.1)	221	303	180
Gains (losses) on disposal of investments and activities	7	(26)	17
Gain (losses) on disposal of fixed assets, investments and activities	228	277	197

SecureLink and SecureData [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost	377	100
Cash acquired net of transaction costs	(6)	(5)
Cash paid for investment securities, net of cash acquired	371	95

Goodwill was recognized in the amount of 392 million euros as a result of the acquisition of Securelink and 97 million euros as a result of the acquisition of SecureData, after allocation of the purchase price to identifiable assets acquired and liabilities assumed.

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost (a)	377	100
Net book value acquired	(153)	(32)
Effects of fair value measurement:
Customer relationship(1)	181	43
Trademark	—	—
Other intangibles	—	—
Net deferred tax	(43)	(8)
Net asset remeasured at fair value (b)	(15)	3
Goodwill (a)-(b)	392	97

(1)	Depreciation between 12 and 16 years according to the type of clients.

Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost	234
Cash acquired net of transaction costs	(4)
Cash paid for investment securities, net of cash acquired	230

In accordance with IFRS 3R – Business Combinations, the fair value measurement of identifiable assets acquired and liabilities assumed was finalized during fiscal year 2019. The final allocation of the acquisition cost was as follow:

(in millions of euros)	At acquisition date
Acquisition cost (a)	234
Net book value acquired	(58)
Effects of fair value measurement:
Customer relationship(1)	58
Trademark (2)	28
Other intangibles(3)	7
Net deferred tax	(25)
Net asset remeasured at fair value (b)	10
Goodwill (a)-(b)	224

(1)	Depreciation over 15 years.
(2)	Depreciation over 5 years.
(3)	Depreciation over 7 years.

Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Cash acquired net of transaction costs	(18)
Cash paid for investment securities, net of cash acquired	32

Goodwill was recognized in the amount of 29 million euros, after allocation of the purchase price to identifiable assets acquired and liabilities assumed:

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Fair value of non-controlling interests	12
Acquisition cost (a)	62
Net book value acquired	7
Effects of fair value measurement:
Customer relationship(1)	18
Trademark (2)	8
Other intangibles(3)	4
Net deferred tax	(4)
Net asset remeasured at fair value (b)	33
Goodwill (a)-(b)	29

(1)	Depreciation over 10 years.
(2)	Depreciation over 7 years.
(3)	Specific technology depreciated over 9 years.